Intangible assets (Details 1) $ in Millions	12 Months Ended
Jun. 30, 2019 ARS ($)
Intangible Assets
Net value of the CGU net of taxes	$ 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	3,668
Value of goodwill of the CGU	$ 268
Annual discount rate after tax	8.50%
Long-term growth rate	1.50%
Long-term market share	25.00%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	$ 55